Accrued Expenses and Other Current Liabilities	6 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of September 30, 2025 and March 31, 2025, accrued expenses and other current liabilities consist of the following:

	As of	As of
	September 30,	March 31,
	2025	2025

Accrued payroll and benefits	$1,756,025	$1,511,958
Professional fees, other payable and accrued expenses	10,219	9,980
Accrued expenses and other current liabilities	$1,766,244	$1,521,938